BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATIONS
Summary of Acquisition for Class of Assets Acquired and Liabilities Assumed

Fair Value
Cash and Due from Banks	51,380
Other Assets	26
Miscellaneous obligations	(784)
Net identifiable assets acquired	50,622